Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tributary Balanced Fund (the "Fund") seeks capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.21%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	704
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,560
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Based on the investment sub-adviser's assessment of market conditions, the Fund will allocate its assets among stocks, fixed income securities, and cash equivalents. The Fund will normally invest 25% to 75% of its assets in stocks and convertible securities and at least 25% of its total assets in fixed income securities. The Fund may also invest in preferred stocks and warrants. The Fund may invest in securities issued by companies with large, medium, or small capitalizations. The Fund may also invest up to 20% of its assets in foreign securities either directly or through the purchase of sponsored or unsponsored American Depositary Receipts ("ADRs").

With respect to the equity portion of the Fund, the investment adviser intends to target companies with above average sales and earnings growth characteristics and below average valuations with a focus on investing in companies that have an improving profit outlook. The investment adviser employs strategies to control the risks of the Fund's equity holdings, including diversifying stockholdings across the major economic sectors and individual companies.

With respect to the fixed income portion of the Fund, the investment adviser intends to target bonds with attractive yields. The investment adviser employs strategies to control the risks of the Fund's fixed income holdings, including a requirement that at the time of purchase bonds will be rated within the four highest credit categories (AAA, AA, A, BBB, or equivalent) by at least one nationally recognized statistical rating organization, or if unrated, deemed to be of comparable quality by the Fund's investment adviser. In addition, the investment adviser seeks to diversify its bond holdings across the major fixed income sectors, individual issuers, and maturities to maintain a fixed income allocation dollar-weighted average maturity of five to ten years.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following risks:

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Foreign Securities Risk: Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Large-Cap Stock Risk: Large-cap companies may be unable to respond quickly to new competitive challenges like changes in technology or consumer taste, and also may not be able to attain the high growth rates of successful, smaller companies, especially during periods of economic expansion.

Mid-Cap and Small-Cap Stock Risk: The prices of securities of mid-cap and small-cap companies tend to fluctuate more widely and erratically than those of larger, more established companies. Mid-cap and small-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

Growth Investing Risk: The Fund's growth approach to its equity investing could cause it to underperform as compared to other funds that employ a different investment style, depending on market conditions and investor sentiment. There is also a risk that the stocks selected for this Fund may not grow as the investment adviser anticipated.

Interest Rate Risk: Changes in interest rates affect the value of the Fund's fixed income securities. When interest rates rise, the value of the Fund's fixed income securities and the Fund's shares will decline.

Credit Risk: The Fund could lose money if the issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

Guarantee Risk: Mortgage- and asset-backed securities involve the risk that private guarantors may default. There can be no assurance that the private insurers or guarantors of fixed income securities can meet their obligations under the insurance policies or guarantee arrangements.

Mortgage-Related and Other Asset-Backed Securities Risk: The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities comprised of loans on certain types of commercial properties than on those comprised of loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in the value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets as described in the Statement of Additional Information.

Reinvestment Risk: If interest rates decline when a fixed income security held by the Fund matures, the cash flows from that security will likely be reinvested at a lower interest rate.

Prepayment Risk: Mortgage- and asset-backed securities involve prepayment risk, which is the risk that the underlying mortgage or other debts may be refinanced or paid off before they mature during a period of declining interest rates. Such refinancing and prepayments will tend to lower the Fund's return and could result in losses to the Fund if it acquired some securities at a premium.

Extension Risk: When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History for Past 10 Years
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below show the Fund's annual returns and its long-term performance and provides some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund's performance has varied from year-to-year. The table compares the Fund's average annual returns for 1, 5, and 10 years to broad measures of market performance and a composite index that is comprised of 60% of the Fund's equity benchmark and 40% of the Fund's fixed income benchmark and is intended to provide a single benchmark that more accurately reflects the composition of securities held by the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance for the Fund is available on the Performance tab of the Fund's website at www.tributaryfunds.com and is updated monthly and quarterly.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the Fund's annual returns and its long-term performance and provides some indication of the risks of an investment in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	composite index that is comprised of 60% of the Fund's equity benchmark and 40% of the Fund's fixed income benchmark and is intended to provide a single benchmark that more accurately reflects the composition of securities held by the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tributaryfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns - Institutional Class (%)
Annual Return 2004	rr_AnnualReturn2004	15.01%
Annual Return 2005	rr_AnnualReturn2005	4.94%
Annual Return 2006	rr_AnnualReturn2006	6.76%
Annual Return 2007	rr_AnnualReturn2007	7.33%
Annual Return 2008	rr_AnnualReturn2008	(22.56%)
Annual Return 2009	rr_AnnualReturn2009	24.63%
Annual Return 2010	rr_AnnualReturn2010	17.56%
Annual Return 2011	rr_AnnualReturn2011	5.75%
Annual Return 2012	rr_AnnualReturn2012	9.16%
Annual Return 2013	rr_AnnualReturn2013	21.90%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Institutional Class' total return for the six-month period ended June 30, 2014 was 5.58%.
Best Quarter	Worst Quarter
June 30, 2009	September 30, 2008
16.86%	-11.98%

Year to Date Return, Label	rr_YearToDateReturnLabel	The Institutional Class' total return for the six-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.98%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.24%
After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.50%
After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.65%
S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.39%	[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	17.94%	[4]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.41%	[4]
Barclays U.S. Government/ Credit Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.35%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.52%
Composite Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.54%

[1]	"Other Expenses" include an administrative fee of .07% which is payable to the investment adviser.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.
[3]	The investment adviser agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (which apply to the Institutional Class shares only), brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.99%. The Institutional Class may incur an additional shareholder servicing fee of up to .25%. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Directors approves a change in or elimination of the waiver.
[4]	The S&P 500 Index is the primary benchmark for the Fund.